Tax	12 Months Ended
Dec. 31, 2024
Tax [Abstract]
TAX
11.	TAX

Cayman Islands and British Virgin Islands (“BVI”)

The Company was incorporated in the Cayman Islands and several of its wholly-own subsidiaries were incorporated in the BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Group was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

United States

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Tax Act”) which significantly changed previous U.S. tax laws, including a reduction of corporate income tax rate from 35% to 21% and a one-time transition tax on deemed repatriation of undistributed foreign earnings.

Europe

The Company’s subsidiaries, which were mainly incorporated in European Union (“EU”) countries, such as the Netherlands, Italy, and France, are subjected to enterprise income tax on the respective country’s taxable income as determined under the tax laws and accounting standards at rates ranging from 16.5% to 28%.

PRC

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

In accordance with the implementation rules of Enterprise Income Tax Laws of the PRC (the “EIT Laws”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. The Company’s subsidiary, Jiangxi Yibo, is qualified as HNTE and has renewed its HNTE certificate in 2022, which will expire on December 14, 2025. Therefore, Jiangxi Yibo is eligible to enjoy a preferential tax rate of 15% from 2019 to 2024 to the extent it has taxable income under the EIT Law.

For the years ended December 31, 2022, 2023 and 2024, Jiangxi Leibotai, a wholly owned subsidiary of Jiangxi Yibo, was recognized as a small low-profit enterprise. For the years ended December 31, 2022 and 2023 Yantuo, a wholly owned subsidiary of Jiangxi Yibo, was recognized as a small low-profit enterprise.

In January 2019, the State Administration of Taxation provides a preferential corporate income tax rate of 20% and an exemption ranged from 50% to 75% in the assessable taxable profits for entities qualified as small-size enterprises (the exemption range has been changed to from 75% to 87.5% for the period from January 1, 2022 to December 31, 2023, then the exemption range has been changed to 75% for the period from January 1, 2023 to December 31, 2024). The policy is effective for the period from January 1, 2019 to December 31, 2024.

With the above preferential income tax rate, the effect of tax holiday saving of the Group was $672, $857 and $608 for the years ended December 31, 2022, 2023 and 2024, respectively.

The income tax provision consisted of the following components:

	For the years ended December 31,
	2022	2023	2024
Current income tax expense	$(232)	$(1,086)	$(906)
Deferred income tax benefit	93	246	492
Total income tax expense	$(139)	$(840)	$(414)

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the years ended December 31,
	2022	2023	2024
Computed income tax expense with PRC statutory tax rate	25.00%	25.00%	25.00%
Non-deductible items	0.08%	0.10%	0.17%
Additional deduction of qualified R&D expenditures	(13.80)%	(10.94)%	(12.38)%
Effect of tax holiday and preferential tax rate	(9.11)%	(9.95)%	(8.07)%
Changes in valuation allowance	—%	5.71%	0.93%
Effect of income tax rate differences in jurisdictions other than the PRC	(0.15)%	(0.17)%	(0.15)%
Effective income tax rate	2.02%	9.75%	5.50%

The per share effect of the tax holiday were as follows:

	For the years ended December 31,
	2022	2023	2024
Tax holiday effect	672	857	608
Effect of tax holiday on basic net income per share	0.02	0.02	0.01
Effect of tax holiday on diluted net income per share	0.02	0.02	0.01

As of December 31, 2023 and 2024, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of December 31,
	2023	2024
Deferred tax assets:
Allowance for inventories and others	$229	$253
Net operating loss carried forward	2,142	2,671
Total deferred tax assets	2,371	2,924
Valuation allowance	(885)	(946)
Deferred tax assets, net of valuation allowance	$1,486	$1,978

Deferred tax liability:
Accelerated tax depreciation and others	$(450)	$(450)
Total deferred tax liability	$(450)	$(450)
Deferred tax assets, net	$1,036	$1,528